JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.5%
Teledyne Technologies, Inc.*	895	274,496
TransDigm Group, Inc.	769	331,885

		606,381

Alternative Energy — 0.2%
Enphase Energy, Inc.*	1,707	103,034
First Solar, Inc.*	2,387	142,146

		245,180

Automobiles & Parts — 1.8%
Gentex Corp.	9,934	268,119
Tesla, Inc.*	1,387	1,984,464

		2,252,583

Beverages — 0.4%
Coca-Cola Co. (The)	1,768	83,520
Monster Beverage Corp.*	6,003	471,116

		554,636

Chemicals — 1.4%
Air Products and Chemicals, Inc.	2,094	600,203
Ashland Global Holdings, Inc.	625	47,175
Ecolab, Inc.	2,960	553,757
FMC Corp.	3,297	349,647
RPM International, Inc.	3,575	291,684

		1,842,466

Construction & Materials — 0.6%
AECOM*	5,994	216,923
Armstrong World Industries, Inc.	599	42,673
Trane Technologies plc	1,464	163,777
Trex Co., Inc.*	2,373	330,630

		754,003

Electricity — 2.1%
American Electric Power Co., Inc.	3,145	273,238
Entergy Corp.	3,380	355,339
Eversource Energy	5,307	478,002
NextEra Energy, Inc.	4,576	1,284,483
Southern Co. (The)	5,246	286,484

		2,677,546

Electronic & Electrical Equipment — 0.8%
Allegion plc	683	67,931
Keysight Technologies, Inc.*	3,552	354,809
Universal Display Corp.	1,503	262,199
Zebra Technologies Corp., Class A*	1,285	360,764

		1,045,703

Financial Services — 7.1%
American Express Co.	5,767	538,176
Broadridge Financial Solutions, Inc.	2,518	338,268
CME Group, Inc.	3,649	606,391
Element Solutions, Inc.*	4,782	51,933
Legg Mason, Inc.(a)	4,008	200,360
LPL Financial Holdings, Inc.(a)	3,077	243,145
MarketAxess Holdings, Inc.	733	378,741
Mastercard, Inc., Class A	7,223	2,228,512
Moody’s Corp.	2,088	587,354
MSCI, Inc.	1,327	498,925
S&P Global, Inc.	2,522	883,331
Visa, Inc., Class A(a)	11,942	2,273,757
Western Union Co. (The)	11,523	279,778

		9,108,671

Fixed Line Telecommunications — 1.3%
AT&T, Inc.	53,261	1,575,460
GCI Liberty, Inc., Class A*	1,743	136,634

		1,712,094

Food & Drug Retailers — 0.5%
Casey’s General Stores, Inc.	1,230	195,804
Kroger Co. (The)	12,937	450,078

		645,882

Food Producers — 1.1%
Hershey Co. (The)	2,605	378,793
Hormel Foods Corp.	6,862	349,002
Lamb Weston Holdings, Inc.	3,613	217,069
McCormick & Co., Inc. (Non-Voting)	2,238	436,186

		1,381,050

Gas, Water & Multiutilities — 1.0%
American Water Works Co., Inc.	3,177	467,877
Atmos Energy Corp.	2,759	292,426
WEC Energy Group, Inc.	4,905	467,250

		1,227,553

General Industrials — 0.8%
AptarGroup, Inc.	1,066	122,803
Avery Dennison Corp.	2,362	267,709
Ball Corp.	5,380	396,130
Crown Holdings, Inc.*	3,988	285,461

		1,072,103

General Retailers — 8.5%
Amazon.com, Inc.*	953	3,015,940
AutoZone, Inc.*	370	446,746
Bright Horizons Family Solutions, Inc.*	1,834	196,678
Burlington Stores, Inc.*	1,504	282,752
Chegg, Inc.*	4,293	347,604
Copart, Inc.*	4,066	379,155
Costco Wholesale Corp.	3,408	1,109,406
Dollar General Corp.	3,101	590,430
frontdoor, Inc.*	3,397	142,657
Home Depot, Inc. (The)	8,984	2,385,162
O’Reilly Automotive, Inc.*	483	230,575
Ross Stores, Inc.	848	76,040
Service Corp. International	2,379	103,154
Target Corp.	5,648	710,970
TJX Cos., Inc. (The)	12,619	656,062
Williams-Sonoma, Inc.	1,927	167,880

		10,841,211

Health Care Equipment & Services — 9.1%
Amedisys, Inc.*	1,172	274,436
Bio-Rad Laboratories, Inc., Class A*	632	331,730
Bio-Techne Corp.	1,132	311,481
Chemed Corp.	603	296,791
Cooper Cos., Inc. (The)	939	265,671
Danaher Corp.	3,068	625,258
DaVita, Inc.*	3,520	307,613
DexCom, Inc.*	1,305	568,380
Edwards Lifesciences Corp.*	7,340	575,529
Humana, Inc.	1,558	611,437
IDEXX Laboratories, Inc.*	1,384	550,486
Insulet Corp.*	1,707	347,136

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Intuitive Surgical, Inc.*	1,207	827,326
Masimo Corp.*	1,330	292,760
Quest Diagnostics, Inc.	2,971	377,525
Quidel Corp.*	1,610	454,777
Repligen Corp.*(a)	2,065	311,629
ResMed, Inc.	2,438	493,719
STERIS plc	2,027	323,570
Teladoc Health, Inc.*	1,892	449,596
Teleflex, Inc.	974	363,399
Thermo Fisher Scientific, Inc.	2,398	992,652
UnitedHealth Group, Inc.	3,926	1,188,714
West Pharmaceutical Services, Inc.	1,627	437,452

		11,579,067

Household Goods & Home Construction — 2.3%
Church & Dwight Co., Inc.	4,759	458,435
DR Horton, Inc.	1,297	85,810
Procter & Gamble Co. (The)	15,661	2,053,470
PulteGroup, Inc.	7,354	320,634

		2,918,349

Industrial Engineering — 0.3%
Generac Holdings, Inc.*(a)	2,552	402,144

Industrial Transportation — 1.4%
JB Hunt Transport Services, Inc.	2,574	333,076
Kansas City Southern	2,261	388,553
Norfolk Southern Corp.	3,086	593,160
Old Dominion Freight Line, Inc.	2,092	382,459
Schneider National, Inc., Class B	2,573	64,659

		1,761,907

Leisure Goods — 1.1%
Garmin Ltd.	3,408	335,995
Pool Corp.	1,156	366,105
Take-Two Interactive Software, Inc.*	2,517	412,838
Zynga, Inc., Class A*	32,112	315,661

		1,430,599

Life Insurance — 0.0%(b)
Globe Life, Inc.	311	24,756

Media — 1.6%
Cable One, Inc.	161	293,432
Charter Communications, Inc., Class A*	1,546	896,680
Dolby Laboratories, Inc., Class A	313	21,785
FactSet Research Systems, Inc.	411	142,329
Liberty Broadband Corp., Class C*	1,572	215,788
Roku, Inc.*	2,064	319,693
Spotify Technology SA*	629	162,169

		2,051,876

Mining — 0.4%
Newmont Corp.	6,679	462,187

Mobile Telecommunications — 0.3%
T-Mobile US, Inc.*	3,936	422,648

Nonlife Insurance — 2.9%
Aon plc, Class A	2,748	563,945
Arch Capital Group Ltd.*	5,329	163,867
Arthur J Gallagher & Co.	3,654	392,768
Brown & Brown, Inc.	6,813	309,787
Erie Indemnity Co., Class A	448	94,134
Fidelity National Financial, Inc.	5,398	174,679
First American Financial Corp.	2,318	118,241
Hanover Insurance Group, Inc. (The)	416	42,382
Marsh & McLennan Cos., Inc.	5,605	653,543
Progressive Corp. (The)	7,135	644,576
RenaissanceRe Holdings Ltd. (Bermuda)	834	150,437
Willis Towers Watson plc	2,111	443,331

		3,751,690

Oil & Gas Producers — 1.7%
Chevron Corp.	11,349	952,635
ConocoPhillips	3,764	140,736
Hess Corp.	5,954	292,996
Phillips 66	5,300	328,706
Pioneer Natural Resources Co.	1,838	178,139
Valero Energy Corp.	2,487	139,844
WPX Energy, Inc.*	14,253	85,091

		2,118,147

Oil Equipment, Services & Distribution — 0.5%
Kinder Morgan, Inc.	25,787	363,597
ONEOK, Inc.	6,324	176,503
Targa Resources Corp.	5,002	91,436

		631,536

Personal Goods — 1.7%
Estee Lauder Cos., Inc. (The), Class A	2,760	545,210
Lululemon Athletica, Inc.*	1,626	529,409
NIKE, Inc., Class B	11,073	1,080,836

		2,155,455

Pharmaceuticals & Biotechnology — 5.1%
Acceleron Pharma, Inc.*	1,451	143,896
Alnylam Pharmaceuticals, Inc.*	2,577	375,624
Bristol-Myers Squibb Co.	7,545	442,590
Catalent, Inc.*	4,148	362,286
Eli Lilly and Co.	7,833	1,177,222
Guardant Health, Inc.*	2,802	238,674
Horizon Therapeutics plc*	5,968	365,182
Moderna, Inc.*(a)	5,799	429,706
Neurocrine Biosciences, Inc.*	2,556	307,640
Regeneron Pharmaceuticals, Inc.*	1,105	698,437
Seattle Genetics, Inc.*	2,393	397,884
Vertex Pharmaceuticals, Inc.*	2,753	748,816
Zoetis, Inc.	5,183	786,157

		6,474,114

Real Estate Investment & Services — 0.4%
CoStar Group, Inc.*	597	507,307

Real Estate Investment Trusts — 4.9%
Alexandria Real Estate Equities, Inc.	2,260	401,263
American Tower Corp.	1,898	496,118
CoreSite Realty Corp.	916	118,210
CyrusOne, Inc.	2,826	235,745
Equinix, Inc.	993	779,982
Equity LifeStyle Properties, Inc.	4,373	298,763
Equity Residential	355	19,039
Gaming and Leisure Properties, Inc.	3,752	135,860
Healthpeak Properties, Inc.	10,237	279,368
Invitation Homes, Inc.	11,353	338,546
Life Storage, Inc.	1,474	144,644

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Medical Properties Trust, Inc.	14,182	285,484
Mid-America Apartment Communities, Inc.	831	99,047
Omega Healthcare Investors, Inc.	7,154	231,646
Prologis, Inc.	7,091	747,533
Realty Income Corp.	5,299	318,205
SBA Communications Corp.	1,242	386,933
Spirit Realty Capital, Inc.	3,678	126,744
Sun Communities, Inc.	2,111	316,502
UDR, Inc.	6,328	229,074
WP Carey, Inc.	3,707	264,568

		6,253,274

Software & Computer Services — 16.4%
Adobe, Inc.*	4,206	1,868,810
Akamai Technologies, Inc.*	3,399	382,184
Alteryx, Inc., Class A*(a)	1,914	335,888
Anaplan, Inc.*	4,917	223,281
ANSYS, Inc.*	1,464	454,718
Atlassian Corp. plc, Class A*	2,192	387,217
Avalara, Inc.*	2,753	370,141
Black Knight, Inc.*	4,108	307,771
CACI International, Inc., Class A*	1,077	223,822
Cadence Design Systems, Inc.*	4,616	504,298
Ceridian HCM Holding, Inc.*	3,833	300,086
Citrix Systems, Inc.	2,495	356,186
Coupa Software, Inc.*	1,522	466,417
DocuSign, Inc.*	2,987	647,671
EPAM Systems, Inc.*	1,373	398,280
Everbridge, Inc.*	1,850	264,180
Five9, Inc.*	2,699	326,093
Fortinet, Inc.*	2,669	369,123
Intuit, Inc.	2,678	820,459
IQVIA Holdings, Inc.*	2,839	449,669
Leidos Holdings, Inc.	3,148	299,564
Manhattan Associates, Inc.*(a)	3,109	297,811
Match Group, Inc.*	3,130	321,451
Microsoft Corp.	12,723	2,608,342
MongoDB, Inc.*	1,316	301,469
NortonLifeLock, Inc.	14,405	308,987
Nuance Communications, Inc.*	12,245	334,901
Okta, Inc.*	2,053	453,672
Paycom Software, Inc.*	1,145	325,604
Pegasystems, Inc.	2,364	276,328
RealPage, Inc.*	3,077	193,882
RingCentral, Inc., Class A*	1,421	412,474
salesforce.com, Inc.*	7,534	1,468,000
ServiceNow, Inc.*	2,025	889,380
Smartsheet, Inc., Class A*	4,868	232,398
Synopsys, Inc.*	2,408	479,722
Tyler Technologies, Inc.*	914	326,526
Veeva Systems, Inc., Class A*	2,064	546,072
VeriSign, Inc.*	1,829	387,163
Zoom Video Communications, Inc., Class A*	2,550	647,470
Zscaler, Inc.*	2,903	376,955

		20,944,465

Support Services — 6.7%
Automatic Data Processing, Inc.	3,566	473,957
Booz Allen Hamilton Holding Corp.	3,951	323,034
Cintas Corp.	1,452	438,315
Fair Isaac Corp.*	787	345,642
Fidelity National Information Services, Inc.	6,092	891,320
Fiserv, Inc.*	6,363	634,964
FleetCor Technologies, Inc.*	1,375	355,534
FTI Consulting, Inc.*	1,550	185,132
Global Payments, Inc.	3,420	608,828
Jack Henry & Associates, Inc.	1,858	331,281
Paylocity Holding Corp.*(a)	1,324	176,357
PayPal Holdings, Inc.*	10,300	2,019,521
Republic Services, Inc.	4,031	351,705
TransUnion	4,121	369,118
Verisk Analytics, Inc.	2,536	478,569
Waste Management, Inc.	5,140	563,344

		8,546,621

Technology Hardware & Equipment — 11.4%
Advanced Micro Devices, Inc.*	13,066	1,011,700
Apple, Inc.	7,335	3,117,669
Applied Materials, Inc.	10,623	683,378
Broadcom, Inc.	3,529	1,117,811
CDW Corp.	2,752	319,920
Cirrus Logic, Inc.*	2,781	190,582
Entegris, Inc.	4,896	352,071
Inphi Corp.*	2,213	289,151
KLA Corp.	2,486	496,777
L3Harris Technologies, Inc.	2,761	464,759
Lam Research Corp.	1,820	686,431
Marvell Technology Group Ltd.(a)	12,077	440,448
Monolithic Power Systems, Inc.	984	260,770
NVIDIA Corp.	5,081	2,157,342
Qorvo, Inc.*	1,358	174,028
QUALCOMM, Inc.	5,398	570,083
Skyworks Solutions, Inc.	3,214	467,894
Switch, Inc., Class A	12,785	230,002
Teradyne, Inc.	4,715	419,446
Texas Instruments, Inc.	7,847	1,000,885
Ubiquiti, Inc.	388	71,896

		14,523,043

Travel & Leisure — 3.5%
Chipotle Mexican Grill, Inc.*	441	509,426
Choice Hotels International, Inc.(a)	1,462	122,866
Hilton Worldwide Holdings, Inc.	4,071	305,529
Live Nation Entertainment, Inc.*	4,221	197,585
McDonald’s Corp.	6,666	1,295,070
Planet Fitness, Inc., Class A*	3,449	180,038
Starbucks Corp.	11,245	860,580
Wendy’s Co. (The)	11,733	271,971
Yum China Holdings, Inc. (China)	7,697	394,394
Yum! Brands, Inc.	4,300	391,515

		4,528,974

TOTAL COMMON STOCKS (Cost $107,254,910)		127,455,221

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d) (Cost $160,862)	160,862	160,862

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	999,700	1,000,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	3,049,266	3,049,266

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $4,049,266)		4,049,266

TOTAL SHORT-TERM INVESTMENTS (Cost $4,210,128)		4,210,128

Total Investments — 103.1% (Cost $111,465,038)		131,665,349
Liabilities in Excess of Other Assets — (3.1%)		(3,963,566)

Net Assets — 100.0%		127,701,783

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $3,912,220.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2020:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	29	09/2020	USD	473,389	15,708

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$131,665,349	$—	$—	$131,665,349

Appreciation in Other Financial Instruments
Futures Contracts(a)	$15,708	$—	$—	$15,708

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$—	$1,500,000	$500,000	$—	$—	$1,000,000	999,700	$252	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	561,328	26,486,175	23,998,237	—	—	3,049,266	3,049,266	4,013	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	87,612	2,441,311	2,368,061	—	—	160,862	160,862	727	—

Total	$648,940	$30,427,486	$26,866,298	$—	$—	$4,210,128		$4,992	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.